UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Craig A. Drill
            d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address:    724 Fifth Avenue
            9th Floor
            New York, NY 10019

13F File Number: 028-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Craig A. Drill
Title:      Investment Manager / Managing Member
Phone:      (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York             May 12, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  None

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  $29,014 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                           Craig A. Drill
                                                           March 31,2008
           COLUMN 1            COLUMN 2          COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6     COLUMN 7           COLUMN 8
           --------            --------          -------   --------     --------       --------     --------           --------

                               TITLE OF                    VALUE    SHRS OR  SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
       NAME OF ISSUER          CLASS             CUSIP     X$1000   PRN AMT  PRN CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
       --------------          -----             -----     ------   -------  --- ----  ----------   --------   ----    ------   ----
ALLIANCEBERNSTEIN HOLDING LP    UNIT LTD PARTN   01881G106  5,495    86,700  SH          SOLE        NONE      86,700
APEX BIOVENTURES ACQ CORP             COM        03753Q105    169    23,000  SH          SOLE        NONE      23,000
APEX BIOVENTURES ACQ CORP      *W EXP 06/07/201  03753Q113     75   228,100  PRN         SOLE        NONE     228,100
CEPHEID                               COM        15670R107  3,217   131,900  SH          SOLE        NONE     131,900
COMARCO INC                           COM        200080109    614   156,200  SH          SOLE        NONE     156,200
EAGLE MATERIALS INC                   COM        26969P108    375    10,551  SH          SOLE        NONE      10,551
FRANKLIN RES INC                      COM        354613101  4,791    49,400  SH          SOLE        NONE      49,400
HUDSON CITY BANCORP                   COM        443683107  2,693   152,300  SH          SOLE        NONE     152,300
NORTHEAST UTILS                       COM        664397106    736    30,000  SH          SOLE        NONE      30,000
NORTHFIELD BANCORP INC NEW            COM        66611L105    236    23,000  SH          SOLE        NONE      23,000
ORITANI FINL CORP                     COM        686323106  2,496   164,500  SH          SOLE        NONE     164,500
PALOMAR MED TECHNOLOGIES INC        COM NEW      697529303  3,872   256,400  SH          SOLE        NONE     256,400
SPDR INDEX SHS FDS              MIDEAST AFRICA   78463X806  3,398    53,900  SH          SOLE        NONE      53,900
TFS FINL CORP                         COM        87240R107    847    70,400  SH          SOLE        NONE      70,400
                                                           29,014


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